Deposits and obligations - Summary of deposits and obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Deposits and Obligations [Abstract]
Saving deposits	S/ 17,756,097	S/ 20,911,746
Time deposits	17,288,629	12,866,602
Demand deposits	13,376,375	13,824,824
Compensation for service time	760,551	921,288
Other obligations	6,582	6,248
Deposits From Customers	S/ 49,188,234	S/ 48,530,708	S/ 48,897,944